UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue
         Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     October 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $113,583 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      370     5390 SH       SOLE                        0     5390        0
ALEXION PHARMACEUTICALS INC    COM              015351109     4557    39836 SH       SOLE                        0    39836        0
AMAZON COM INC                 COM              023135106     2539     9985 SH       SOLE                        0     9985        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2022    55515 SH       SOLE                        0    55515        0
APPLE INC                      COM              037833100    17333    25982 SH       SOLE                        0    25982        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     1572   101885 SH       SOLE                        0   101885        0
AT&T INC                       COM              00206R102      360     9560 SH       SOLE                        0     9560        0
BAIDU INC                      SPON ADR REP A   056752108     1817    15542 SH       SOLE                        0    15542        0
BJS RESTAURANTS INC            COM              09180C106     4080    89963 SH       SOLE                        0    89963        0
BOEING CO                      COM              097023105      263     3780 SH       SOLE                        0     3780        0
BRISTOL MYERS SQUIBB CO        COM              110122108      333     9856 SH       SOLE                        0     9856        0
BROADCOM CORP                  CL A             111320107     3151    91161 SH       SOLE                        0    91161        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3807   114295 SH       SOLE                        0   114295        0
CELGENE CORP                   COM              151020104     4292    56180 SH       SOLE                        0    56180        0
CLEAN ENERGY FUELS CORP        COM              184499101     1520   115385 SH       SOLE                        0   115385        0
COACH INC                      COM              189754104     3581    63927 SH       SOLE                        0    63927        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6254    89489 SH       SOLE                        0    89489        0
CREE INC                       COM              225447101      885    34713 SH       SOLE                        0    34713        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2417    61064 SH       SOLE                        0    61064        0
GENTEX CORP                    COM              371901109      882    51934 SH       SOLE                        0    51934        0
GILEAD SCIENCES INC            COM              375558103     4056    61153 SH       SOLE                        0    61153        0
GOOGLE INC                     CL A             38259P508     5070     6720 SH       SOLE                        0     6720        0
HOME DEPOT INC                 COM              437076102      386     6398 SH       SOLE                        0     6398        0
ILLUMINA INC                   COM              452327109     4052    84093 SH       SOLE                        0    84093        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     8766    17686 SH       SOLE                        0    17686        0
JOHNSON & JOHNSON              COM              478160104      310     4500 SH       SOLE                        0     4500        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      280     3395 SH       SOLE                        0     3395        0
LULULEMON ATHLETICA INC        COM              550021109     8904   120426 SH       SOLE                        0   120426        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100     2112    25590 SH       SOLE                        0    25590        0
MERCADOLIBRE INC               COM              58733R102      211     3885 SH       SOLE                        0     3885        0
NETAPP INC                     COM              64110D104     2910    88496 SH       SOLE                        0    88496        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1494    89629 SH       SOLE                        0    89629        0
NEXTERA ENERGY INC             COM              65339F101      231     3290 SH       SOLE                        0     3290        0
NILE THERAPEUTICS              COMMON           654145101       14   127500 SH       SOLE                        0   127500        0
NORFOLK SOUTHERN CORP          COM              655844108      265     4165 SH       SOLE                        0     4165        0
PFIZER INC                     COM              717081103      234     9440 SH       SOLE                        0     9440        0
POWER INTEGRATIONS INC         COM              739276103     1670    54847 SH       SOLE                        0    54847        0
PRICE T ROWE GROUP INC         COM              74144T108      201     3180 SH       SOLE                        0     3180        0
QUALCOMM INC                   COM              747525103     3938    63044 SH       SOLE                        0    63044        0
SOUTHWESTERN ENERGY CO         COM              845467109     1433    41197 SH       SOLE                        0    41197        0
STARBUCKS CORP                 COM              855244109     2783    54879 SH       SOLE                        0    54879        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2228    39879 SH       SOLE                        0    39879        0